FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Price Risk - Tabular Disclosure (Details)	Feb. 24, 2022 bbl / d MMcf / d $ / bbl $ / Mcf
West Texas Intermediate, January 1, 2022 to December 31, 2022 | Commodity Contract [Member] | Crude Oil
Commodity Price Risk
Total average deferred premium on outstanding hedges	1.50
West Texas Intermediate, January 1, 2023 to June 30, 2023 | Commodity Contract [Member] | Crude Oil
Commodity Price Risk
Total average deferred premium on outstanding hedges	1.25
West Texas Intermediate, January 1, 2023 to October 31, 2023 | Crude Oil
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	75.00
New York Mercantile Exchange, March 1, 2022 to March 31, 2022 | Swap | Natural Gas
Commodity Price Risk
Volume | MMcf / d	60.00
Weighted average price | $ / Mcf	4.50
New York Mercantile Exchange, April 1, 2022 to October 31, 2022 | Swap | Natural Gas
Commodity Price Risk
Volume | MMcf / d	40.00
Weighted average price | $ / Mcf	3.40
Purchased | West Texas Intermediate, January 1, 2022 to June 30, 2022 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	12,500
Weighted average price	75.00
Purchased | West Texas Intermediate, January 1, 2022 to December 31, 2022 | Swap | Crude Oil
Commodity Price Risk
Volume | bbl / d	3,828
Weighted average price	66.52
Purchased | West Texas Intermediate, January 1, 2022 to December 31, 2022 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	17,000
Weighted average price	50.00
Purchased | West Texas Intermediate, January 1, 2023 to June 30, 2023 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	76.50
Purchased | West Texas Intermediate, January 1, 2023 to October 31, 2023 | Swap | Crude Oil
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	64.85
Purchased | West Texas Intermediate, January 1, 2023 to October 31, 2023 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	5.00
Purchased | West Texas Intermediate, November 1, 2023 to December 31, 2023 [Member] | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	5.00
Purchased | New York Mercantile Exchange, January 1, 2022 to February 28, 2022 | Put | Natural Gas
Commodity Price Risk
Volume | MMcf / d	40.00
Weighted average price | $ / Mcf	3.43
Purchased | New York Mercantile Exchange, March 1, 2022 to March 31, 2022 | Put | Natural Gas
Commodity Price Risk
Volume | MMcf / d	40.00
Weighted average price | $ / Mcf	3.43
Purchased | New York Mercantile Exchange, April 1, 2022 to October 31, 2022 | Put | Natural Gas
Commodity Price Risk
Volume | MMcf / d	60.00
Weighted average price | $ / Mcf	3.77
Sold | West Texas Intermediate, January 1, 2022 to June 30, 2022 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	12,500
Weighted average price	58.00
Sold | West Texas Intermediate, January 1, 2022 to June 30, 2022 | Call | Crude Oil
Commodity Price Risk
Volume | bbl / d	12,500
Weighted average price	87.63
Sold | West Texas Intermediate, January 1, 2022 to December 31, 2022 | Swap | Crude Oil
Commodity Price Risk
Volume | bbl / d	3,828
Weighted average price	42.35
Sold | West Texas Intermediate, January 1, 2022 to December 31, 2022 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	17,000
Weighted average price	40.00
Sold | West Texas Intermediate, January 1, 2022 to December 31, 2022 | Call | Crude Oil
Commodity Price Risk
Volume | bbl / d	17,000
Weighted average price	57.91
Sold | West Texas Intermediate, January 1, 2023 to June 30, 2023 | Put | Crude Oil
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	60.00
Sold | West Texas Intermediate, January 1, 2023 to June 30, 2023 | Call | Crude Oil
Commodity Price Risk
Volume | bbl / d	10,000
Weighted average price	107.38
Sold | West Texas Intermediate, January 1, 2023 to October 31, 2023 | Swap | Crude Oil
Commodity Price Risk
Volume | bbl / d	250
Weighted average price	42.10
Sold | West Texas Intermediate, November 1, 2023 to December 31, 2023 [Member] | Call | Crude Oil
Commodity Price Risk
Volume | bbl / d	2,000
Weighted average price	75.00
Sold | New York Mercantile Exchange, January 1, 2022 to February 28, 2022 | Call | Natural Gas
Commodity Price Risk
Volume | MMcf / d	40.00
Weighted average price | $ / Mcf	6.00
Sold | New York Mercantile Exchange, March 1, 2022 to March 31, 2022 | Call | Natural Gas
Commodity Price Risk
Volume | MMcf / d	40.00
Weighted average price | $ / Mcf	6.00
Sold | New York Mercantile Exchange, April 1, 2022 to October 31, 2022 | Call | Natural Gas
Commodity Price Risk
Volume | MMcf / d	60.00
Weighted average price | $ / Mcf	4.50